ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional Information To Statements Of Comprehensive Loss
Salaries and related benefits	$ 3,580	$ 3,289	$ 3,338
Subcontractors	961	1,530	2,620
Laboratory materials	665	275	687
Patents	204	288	334
Share-based payment	411	182	399
Travel	28	2	112
Depreciation	107	87	39
Other	538	383	604
Less—Government grants	(101)	(213)	(257)
Research and development expenses, net	$ 6,393	$ 5,823	$ 7,876